Fees Summary	Apr. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,844,000
Previously Paid Amount	0
Total Fee Amount	435.42
Total Offset Amount	$ 0
Narrative Disclosure
The maximum aggregate offering price of the securities to which the prospectus relates is $2,844,000.00. The prospectus is a final prospectus for the related offering.
Fee Per Rule 457(r)

Net Fee	$ 435.42
Narrative - Max Aggregate Offering Price	$ 2,844,000
Final Prospectus	true